Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	$ 237	$ 70	$ 82
Property, plant and equipment	84	54	58
Right-of-use assets	33	31	37
Deferred tax assets	268	219	105
Investments	41	98	0
Other assets	28	38	106
Non-current assets	691	510	388
Current assets
Inventories	142	114	95
Trade receivables	254	220	202
Other assets	457	27	32
Current tax receivable	0	5	13
Investments	94	119	0
Cash and cash equivalents	316	774	1,102
Total current assets	1,263	1,259	1,444
Total assets	1,954	1,769	1,832
Current liabilities
Borrowings	(3)	(3)	(3)
Provisions	(407)	(303)	(5)
Current	(125)	(79)	(61)
Trade and other current payables	(743)	(617)	(720)
Lease liabilities	(9)	(8)	(8)
Current tax liabilities	(18)	(9)	(7)
Current liabilities	(1,305)	(1,019)	(804)
Non-current liabilities
Borrowings	(236)	(237)	(239)
Provisions	(12)	(5)	(76)
Non-current	(367)	(428)	(474)
Lease liabilities	(34)	(29)	(36)
Current liabilities	(649)	(699)	(825)
Total liabilities	(1,954)	(1,718)	(1,629)
Net assets	0	51	203
Capital and reserves
Share capital	68	68	70
Share premium	11	8	7
Capital redemption reserve	7	6	3
Other reserves	(1,295)	(1,295)	(1,295)
Foreign currency translation reserve	(35)	(39)	(20)
Retained earnings	1,244	1,303	1,438
Total equity	$ 0	$ 51	$ 203